FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 3,939,712	$ 3,855,538
The carrying value of long-term debt	$ 3,900,753	$ 3,962,705